Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended
	Mar. 01, 2025	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)		(g)	(h)
	Summary Compensation Table Total for Ronald Sargent* (1) (2)	Compensation Actually Paid to Ronald Sargent (3)	Summary Compensation Table Total for Rodney McMullen (4)(5)	Compensation Actually Paid to Rodney McMullen (6)	Average Summary Compensation Table Total for Non-PEO NEOs (7)	Average Compensation Actually Paid to Non-PEO NEOs (8)	Value of Initial Fixed $100 Investment Based on		Net Income (10) ($)	Adjusted FIFO Operating Profit ($) in Millions (11)
Year							Total Shareholder Return (9)	Peer Group Total Shareholder Return (9) ($)
2025	$14,037,608	$13,883,235	$843,061	$(27,697,216)	$6,300,854	$4,312,446	$202.66	$217.65	$1,016	$4,905
2024	-	-	$15,631,028	$21,332,878	$4,958,926	$5,841,074	$194.50	$193.49	$2,665	$4,674
2023	-	-	$15,710,572	$16,841,015	$5,373,738	$5,669,814	$142.48	$133.33	$2,164	$4,986
2022	-	-	$19,209,843	$23,325,794	$6,117,423	$6,281,085	$135.86	$114.43	$2,244	$5,079
2021	-	-	$18,168,730	$36,111,316	$5,644,957	$9,323,327	$128.57	$118.08	$1,665	$4,310

*Totals in the above table might not equal the summation of the columns due to rounding.

1.	Mr. Sargent served as the Company’s principal executive officer (“PEO”) beginning March 2, 2025.

2.	Represents the amount of total compensation reported for our Interim CEO, Mr. Sargent, in the “Total” column of the Summary Compensation Table (“SCT”)) for fiscal year 2025.

3.	The dollar amount reported for Mr. Sargent in this column has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by the Interim CEO during the fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sargent’s total compensation for fiscal year 2025 to determine the CAP:

Mr. Sargent SCT Total to CAP Reconciliation
Year	Reported Summary Compensation Table for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards (a) ($)	Plus/Minus: Equity Award Adjustments (b) ($)	Plus/Minus: Reported Change in the APV of Pension Benefits in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)

2025	14,037,608	10,000,077	9,845,704	–	–	13,883,235

a)	The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” columns of the SCT for fiscal 2025 and are subtracted from the Reported Summary Compensation Table “SCT” for PEO.

b)	The equity award adjustments for fiscal 2025 were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K as follows: the equity award adjustments for each applicable year include the following: (i) addition of the year-end fair value of any equity awards granted in fiscal 2025 that are outstanding and unvested as of the end of the year; (ii) addition or subtraction of the amount equal to the change as of the end of fiscal 2025 (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of fiscal 2025; (iii) for equity awards that were granted and vested in fiscal 2025, addition of the fair value as of the vesting date; (iv) for equity awards granted in prior years that vested in fiscal 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during fiscal 2025, subtraction of the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEOs are provided in the table below:
Mr. Sargent Equity Awards Adjustments

Year	Plus/Minus: Year End Fair Value of Awards Granted in the Year ($)	Plus/Minus: Change in Fair Value of Outstanding & Unvested Awards ($)	Plus: Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2025	9,845,704	–	–	–	9,845,704

c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” of the SCT for fiscal 2025. Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

4.	Mr. McMullen served as the Company’s PEO during fiscal 2021, 2022, 2023, and 2024 and during fiscal 2025 until his resignation on March 2, 2025.

5.	Represents the amount of total compensation reported for the Company’s former PEO, Mr. McMullen, in the “Total” column of the Summary Compensation Table for the applicable fiscal years.

6.	The dollar amounts reported for Mr. McMullen in this column has been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the CEO during the fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McMullen’s total compensation for fiscal year 2025 to determine the CAP using the same methodology as described in footnote 3:

Mr. McMullen SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus/Minus: Equity Award Adjustments ($)	Plus/Minus: Reported Change in the APV of Pension Benefits in Summary Compensation Table ($)	Plus/Minus: Pension Benefit Adjustments(a) ($)	Compensation Actually Paid to PEO ($)
2025	843,061	–	–	334,914		508,147

Mr. McMullen Equity Awards Adjustments

Year	Year End Fair Value of Awards Granted in the Year ($)	YoY Change in Fair Value of Outstanding & Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2025	-	(28,205,363)	–	–	(28,205,363)

7.	The amounts in this column are the amounts reported in “Change in Pension and Non-Qualified Deferred Compensation of the SCT” for fiscal 2025. Total Pension Benefits Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

8.	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the Total column of the SCT in the applicable fiscal years. For 2025, our non-PEO NEOs were David J.C. Kennerley, Mary Ellen Adcock, Yael Cosset, Timothy A. Massa, and Todd A. Foley. For 2024, our non-PEO NEOs were Todd A. Foley, Mary Ellen Adcock, Yael Cosset, Timothy A. Massa, and Gary Millerchip. For 2023, our non-PEO NEOs were Gary Millerchip, Stuart W. Aitken, Yael Cosset, and Timothy A. Massa. For 2022, our non-PEO NEOs were Gary Millerchip, Stuart W. Aitken, Yael Cosset, and Timothy A. Massa. For 2021, our non-PEO NEOs were Gary Millerchip, Stuart W. Aitken, Yael Cosset, and Michael J. Donnelly.
9.	The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable fiscal years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs as a group for fiscal 2025 to determine the CAP using the same methodology as described in footnote 3:

Average Non-PEO NEOs Summary Compensation Table Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value for Equity Awards for Non- PEO NEOs ($)	Plus/Minus: Average Equity Award Adjustments(a) ($)	Plus/Minus: Average Reported Change in the APV of Pension Benefits in SCT(b) ($)	Plus/Minus: Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	6,300,854	4,404,136	2,415,728	–	–	4,312,446

(a)	The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below:

Equity Award Adjustments for Non-PEO NEOs
Year	Plus/Minus: Average Year End Fair Value of Awards Granted in the Year ($)	Plus/Minus: Average Change in Fair Value of Outstanding & Unvested Awards ($)	Plus/Minus: Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Plus/Minus: Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)
2025	3,386,895	(1,130,477)	2,887	156,422	2,415,728

10.	Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Albertsons Companies, Inc. (included from June 26, 2020 when it began trading), Costco Wholesale Corporation, CVS Health Corporation, Koninklijke Ahold Delhaize N.V., Target Corp., Walgreens Boots Alliance Inc. and Walmart Inc. The cumulative TSR depicts a hypothetical $100 investment in Kroger common shares on January 30, 2021, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

11.	Net income is as reported in the Company’s audited financial statements for the applicable year in accordance with U.S. GAAP.

12.	Adjusted FIFO Operating Profit equals gross profit, excluding the LIFO charge, minus OG&A, minus rent, and minus depreciation and amortization. For a reconciliation of non-GAAP information, see pages 28-36 of our Annual Report on Form 10-K for the fiscal year ended January 31, 2026, filed with the SEC on March 31, 2026.

Company Selected Measure Name		Adjusted FIFO Operating Profit
Named Executive Officers, Footnote
1.	Mr. Sargent served as the Company’s principal executive officer (“PEO”) beginning March 2, 2025.
4.	Mr. McMullen served as the Company’s PEO during fiscal 2021, 2022, 2023, and 2024 and during fiscal 2025 until his resignation on March 2, 2025.
8.	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the Total column of the SCT in the applicable fiscal years. For 2025, our non-PEO NEOs were David J.C. Kennerley, Mary Ellen Adcock, Yael Cosset, Timothy A. Massa, and Todd A. Foley. For 2024, our non-PEO NEOs were Todd A. Foley, Mary Ellen Adcock, Yael Cosset, Timothy A. Massa, and Gary Millerchip. For 2023, our non-PEO NEOs were Gary Millerchip, Stuart W. Aitken, Yael Cosset, and Timothy A. Massa. For 2022, our non-PEO NEOs were Gary Millerchip, Stuart W. Aitken, Yael Cosset, and Timothy A. Massa. For 2021, our non-PEO NEOs were Gary Millerchip, Stuart W. Aitken, Yael Cosset, and Michael J. Donnelly.

Peer Group Issuers, Footnote
10.	Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Albertsons Companies, Inc. (included from June 26, 2020 when it began trading), Costco Wholesale Corporation, CVS Health Corporation, Koninklijke Ahold Delhaize N.V., Target Corp., Walgreens Boots Alliance Inc. and Walmart Inc. The cumulative TSR depicts a hypothetical $100 investment in Kroger common shares on January 30, 2021, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Adjustment To PEO Compensation, Footnote
3.	The dollar amount reported for Mr. Sargent in this column has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by the Interim CEO during the fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sargent’s total compensation for fiscal year 2025 to determine the CAP:
Mr. Sargent SCT Total to CAP Reconciliation
Year	Reported Summary Compensation Table for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards (a) ($)	Plus/Minus: Equity Award Adjustments (b) ($)	Plus/Minus: Reported Change in the APV of Pension Benefits in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)

2025	14,037,608	10,000,077	9,845,704	–	–	13,883,235
a)	The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” columns of the SCT for fiscal 2025 and are subtracted from the Reported Summary Compensation Table “SCT” for PEO.
b)	The equity award adjustments for fiscal 2025 were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K as follows: the equity award adjustments for each applicable year include the following: (i) addition of the year-end fair value of any equity awards granted in fiscal 2025 that are outstanding and unvested as of the end of the year; (ii) addition or subtraction of the amount equal to the change as of the end of fiscal 2025 (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of fiscal 2025; (iii) for equity awards that were granted and vested in fiscal 2025, addition of the fair value as of the vesting date; (iv) for equity awards granted in prior years that vested in fiscal 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during fiscal 2025, subtraction of the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEOs are provided in the table below:
Mr. Sargent Equity Awards Adjustments

Year	Plus/Minus: Year End Fair Value of Awards Granted in the Year ($)	Plus/Minus: Change in Fair Value of Outstanding & Unvested Awards ($)	Plus: Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2025	9,845,704	–	–	–	9,845,704
6.	The dollar amounts reported for Mr. McMullen in this column has been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the CEO during the fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McMullen’s total compensation for fiscal year 2025 to determine the CAP using the same methodology as described in footnote 3:
Mr. McMullen SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus/Minus: Equity Award Adjustments ($)	Plus/Minus: Reported Change in the APV of Pension Benefits in Summary Compensation Table ($)	Plus/Minus: Pension Benefit Adjustments(a) ($)	Compensation Actually Paid to PEO ($)
2025	843,061	–	–	334,914		508,147
Mr. McMullen Equity Awards Adjustments

Year	Year End Fair Value of Awards Granted in the Year ($)	YoY Change in Fair Value of Outstanding & Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2025	-	(28,205,363)	–	–	(28,205,363)

Non-PEO NEO Average Total Compensation Amount		$ 6,300,854	$ 4,958,926	$ 5,373,738	$ 6,117,423	$ 5,644,957
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,312,446	5,841,074	5,669,814	6,281,085	9,323,327
Adjustment to Non-PEO NEO Compensation Footnote
9.	The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable fiscal years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs as a group for fiscal 2025 to determine the CAP using the same methodology as described in footnote 3:
Average Non-PEO NEOs Summary Compensation Table Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value for Equity Awards for Non- PEO NEOs ($)	Plus/Minus: Average Equity Award Adjustments(a) ($)	Plus/Minus: Average Reported Change in the APV of Pension Benefits in SCT(b) ($)	Plus/Minus: Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	6,300,854	4,404,136	2,415,728	–	–	4,312,446
(a)	The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below:
Equity Award Adjustments for Non-PEO NEOs
Year	Plus/Minus: Average Year End Fair Value of Awards Granted in the Year ($)	Plus/Minus: Average Change in Fair Value of Outstanding & Unvested Awards ($)	Plus/Minus: Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Plus/Minus: Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)
2025	3,386,895	(1,130,477)	2,887	156,422	2,415,728

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

The three measures listed below represent the most important financial performance measures used by the Company to link CAP to Company performance for the 2025 fiscal year:

●	Adjusted FIFO Operating Profit

●	ID sales, without fuel

●	Adjusted net earnings per diluted share attributable to The Kroger Co.

For a reconciliation of non-GAAP information, see pages 28-36 of our Annual Report on Form 10-K for the fiscal year ended January 31, 2026, filed with the SEC on March 31, 2026.

Total Shareholder Return Amount		$ 202.66	194.5	142.48	135.86	128.57
Peer Group Total Shareholder Return Amount		217.65	193.49	133.33	114.43	118.08
Net Income (Loss)		$ 1,016,000,000	$ 2,665,000,000	$ 2,164,000,000	$ 2,244,000,000	$ 1,665,000,000
Company Selected Measure Amount		4,905,000,000	4,674,000,000	4,986,000,000	5,079,000,000	4,310,000,000
PEO Name	Mr. McMullen
Equity Awards Adjustments, Footnote
b)	The equity award adjustments for fiscal 2025 were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K as follows: the equity award adjustments for each applicable year include the following: (i) addition of the year-end fair value of any equity awards granted in fiscal 2025 that are outstanding and unvested as of the end of the year; (ii) addition or subtraction of the amount equal to the change as of the end of fiscal 2025 (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of fiscal 2025; (iii) for equity awards that were granted and vested in fiscal 2025, addition of the fair value as of the vesting date; (iv) for equity awards granted in prior years that vested in fiscal 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during fiscal 2025, subtraction of the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEOs are provided in the table below:
Mr. Sargent Equity Awards Adjustments

Year	Plus/Minus: Year End Fair Value of Awards Granted in the Year ($)	Plus/Minus: Change in Fair Value of Outstanding & Unvested Awards ($)	Plus: Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2025	9,845,704	–	–	–	9,845,704
Mr. McMullen Equity Awards Adjustments

Year	Year End Fair Value of Awards Granted in the Year ($)	YoY Change in Fair Value of Outstanding & Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2025	-	(28,205,363)	–	–	(28,205,363)
(a)	The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below:
Equity Award Adjustments for Non-PEO NEOs
Year	Plus/Minus: Average Year End Fair Value of Awards Granted in the Year ($)	Plus/Minus: Average Change in Fair Value of Outstanding & Unvested Awards ($)	Plus/Minus: Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Plus/Minus: Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)
2025	3,386,895	(1,130,477)	2,887	156,422	2,415,728

Measure:: 1
Pay vs Performance Disclosure
Name		●Adjusted FIFO Operating Profit
Non-GAAP Measure Description
12.	Adjusted FIFO Operating Profit equals gross profit, excluding the LIFO charge, minus OG&A, minus rent, and minus depreciation and amortization. For a reconciliation of non-GAAP information, see pages 28-36 of our Annual Report on Form 10-K for the fiscal year ended January 31, 2026, filed with the SEC on March 31, 2026.

Measure:: 2
Pay vs Performance Disclosure
Name		●ID sales, without fuel
Measure:: 3
Pay vs Performance Disclosure
Name		●Adjusted net earnings per diluted share attributable to The Kroger Co.
Ronald L. Sargent [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 14,037,608
PEO Actually Paid Compensation Amount		13,883,235
W. Rodney McMullen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		843,061	15,631,028	15,710,572	19,209,843	18,168,730
PEO Actually Paid Compensation Amount		(27,697,216)	$ 21,332,878	$ 16,841,015	$ 23,325,794	$ 36,111,316
PEO | Ronald L. Sargent [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald L. Sargent [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald L. Sargent [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,000,077)
PEO | Ronald L. Sargent [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,845,704
PEO | Ronald L. Sargent [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,845,704
PEO | Ronald L. Sargent [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald L. Sargent [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ronald L. Sargent [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | W. Rodney McMullen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(334,914)
PEO | W. Rodney McMullen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | W. Rodney McMullen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,205,363)
PEO | W. Rodney McMullen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | W. Rodney McMullen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,205,363)
PEO | W. Rodney McMullen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | W. Rodney McMullen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,404,136)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,415,728
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,386,895
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,130,477)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,887
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 156,422